FINANCIAL RISK MANAGEMENT - DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023
cash flows from operations | Foreign exchange derivatives hedging cash flows from operations
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 32.7		$ (8.7)
Notional value	1,701.0		1,372.3
cash flows from operations | Year 1 | Foreign exchange derivatives hedging cash flows from operations
Disclosure of detailed information about financial instruments [line items]
Fair value	1,479.6		1,327.3
cash flows from operations | Year 2 | Foreign exchange derivatives hedging cash flows from operations
Disclosure of detailed information about financial instruments [line items]
Fair value	221.4		45.0
cash flows from operations | After Year 2 | Foreign exchange derivatives hedging cash flows from operations
Disclosure of detailed information about financial instruments [line items]
Fair value	0.0		0.0
Cross-currency swaps | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Fair value	(1.2)
Notional value	50.0	$ 50.0
Cross-currency swaps | Year 1 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Fair value	0.0
Cross-currency swaps | Year 2 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Fair value	0.0
Cross-currency swaps | After Year 2 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Fair value	50.0
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value	(4.1)		(6.2)
Notional value	1,559.5		1,031.1
Foreign exchange derivatives | Year 1
Disclosure of detailed information about financial instruments [line items]
Fair value	1,559.5		1,031.1
Foreign exchange derivatives | Year 2
Disclosure of detailed information about financial instruments [line items]
Fair value	0.0		0.0
Foreign exchange derivatives | After Year 2
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 0.0		0.0
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value			3.3
Notional value			110.5
Interest rate derivatives | Year 1
Disclosure of detailed information about financial instruments [line items]
Fair value			0.0
Interest rate derivatives | Year 2
Disclosure of detailed information about financial instruments [line items]
Fair value			110.5
Interest rate derivatives | After Year 2
Disclosure of detailed information about financial instruments [line items]
Fair value			$ 0.0